Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Amounts and Balances of Bgy Education Investment	The following balances of VIEs as of August 31, 2022 and 2023, were included in the Group’s consolidated balance sheet after the elimination of intercompany balances, respectively.
	As of August 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	142,642	139,913
Restricted cash, net	10,410	18,740
Accounts receivable, net	2,416	8,097
Amounts due from related parties, net	10,375	4,148
Other receivables, deposits and other assets, net	16,884	39,025
Inventories	5,748	4,334
Total current assets	188,475	214,257
Restricted cash - non current	1,650	1,650
Property and equipment, net	46,747	36,799
Intangible assets, net	44,137	34,656
Goodwill, net	227,814	167,100
Long-term investments	30,289	27,676
Prepayments for construction contract	4,025	950
Operating lease right-of-use assets – non-current	76,607	63,131
Other non-current assets, net	6,311	6,151
Total non-current assets	437,580	338,113
TOTAL ASSETS	626,055	552,370
LIABILITIES
Current liabilities
Accounts payable	6,154	3,638
Amounts due to related parties	294,164	255,453
Accrued expenses and other current liabilities	27,790	74,317
Income tax payable	19,983	23,422
Contract liabilities	107,494	111,592
Refund liabilities	9,458	7,606
Operating lease liabilities – current	20,779	22,365
Total current liabilities	485,822	498,393
Non-current portion of contract liabilities	1,108	1,147
Deferred tax liabilities, net	9,551	7,375
Operating lease liabilities – non current	72,464	64,013
Other non-current liabilities due to related parties	11,197	—
Total non-current liabilities	94,320	72,535
TOTAL LIABILITIES	580,142	570,928

	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue from continuing operations of the New VIEs	311,373	327,573	455,476
Revenue from discontinued operations of Affected Entities	2,303,339	—	—
Net income from continuing operation of the New VIEs after elimination of intercompany transactions	30,335	45,770	1,876
Net income from discontinued operations of Affected Entities (Note 3) after elimination of intercompany transactions	369,343	—	—

Net cash provided by operating activities	555,679	36,096	141,875
Net cash used in investing activities*	(2,893,644)	(54,677)	(68,610)
Net cash (used in)/provided by financing activities	(42,844)	26,281	(67,664)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(2,380,809)	7,700	5,601
Cash and cash equivalents and restricted cash at beginning of year	2,527,811	147,002	154,702
Cash and cash equivalents and restricted cash at end of year	147,002	154,702	160,303

Note*: Due to loss of control of the Affected Entities on August 31, 2021, the net cash outflow disclosed in investing activities is RMB 2,912,290.

Note*:	The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Schedule of Property and Equipment Depreciation on Straight-Line Basis	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:
Buildings	20 - 50 years
Leasehold improvement	3 - 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	4 - 10 years
Office equipment	3 - 5 years
Furniture and other equipment	3 - 5 years
Others	3 years
Construction in progress	*
Note*:	The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Schedule of Intangible Asset Classes for Amortization Periods	The amortization periods by major intangible asset classes are as follows:
Trademarks and brand names	10 years-indefinite
Core curriculum	10 years
Customer relationship, backlog and student base	0.6-7 years
Non-compete agreements	4-8 years